Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Note 3 – Earnings Per Share

Earnings per share ("EPS") consists of two separate components, basic EPS and diluted EPS.  Basic EPS is computed based on the weighted average number of shares of common stock outstanding for each period presented.  Diluted EPS is calculated based on the weighted average number of shares of common stock outstanding plus dilutive common stock equivalents ("CSEs").  CSEs consist of shares that are assumed to have been purchased with the proceeds from the exercise of stock options, as well as unvested restricted stock (RRP) shares. Common stock equivalents which are considered antidilutive are not included for the purposes of this calculation. For the years ended December 31, 2012 and 2011, all outstanding stock options (107,570) were antidilutive.

The following table sets forth the composition of the weighted average shares (denominator) used in the basic and dilutive earnings per share computations.

	For the Year Ended December 31,
	2012	2011

Net Income	$981,000	$528,000

Weighted average shares outstanding – basic	888,008	874,566
Effect of dilutive common stock equivalents	4,826	4,333
Adjusted weighted average shares outstanding – diluted	892,834	878,899

Basic earnings per share	$1.10	$0.60
Diluted earnings per share	$1.10	$0.60